Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Finance Cost and Income Included in Income Statement
The finance cost and income included in the income statement are as follows:

Million US dollar	2020	2019	2018 restated
Interest expense	(4 016)	(4 168)	(4 141)
Capitalization of borrowing costs	12	19	23
Net interest on net defined benefit liabilities	(82)	(95)	(94)
Accretion expense	(564)	(650)	(511)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(502)	(393)	(449)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	(180)	—
Tax on financial transactions	(103)	(79)	(110)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	(1 211)	—	(1 774)
Other financial costs, including bank fees	(135)	(225)	(242)

Finance cost excluding exceptional items	(6 601)	(5 771)	(7 298)
Exceptional finance cost	(1 818)	(222)	(1 982)

Finance cost	(8 419)	(5 993)	(9 280)
Interest income	150	292	326
Interest income on Brazilian tax credits	315	118	7
Hyperinflation monetary adjustments	76	86	46
Market-to-market gains on derivatives related to the hedging of share-based payment programs	—	898	—
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	43	—	19
Other financial income	58	21	56

Finance income excluding exceptional items	642	1 415	454
Exceptional finance income	80	1 104	—

Finance income	722	2 519	454
Net finance income/(cost) excluding exceptional items	(5 959)	(4 355)	(6 844)
Net finance income/(cost)	(7 697)	(3 473)	(8 826)

Summary of Interest Income
The interest income stems from the following financial assets:

Million US dollar	2020	2019	2018
Cash and cash equivalents	103	237	256
Investment debt securities held for trading	1	9	22
Other loans and receivables	46	46	48

Total	150	292	326